Document and Entity Information	Mar. 31, 2025
Details
Registrant CIK	0001227523
Document Type	485BPOS
Document Period End Date	Mar. 31, 2025
Entity Investment Company Type	N-1A
Entity Registrant Name	OPTIMUM FUND TRUST
Document Effective Date	Jul. 31, 2025
Amendment Flag	false